FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Concentration of Currency Risk) (Details) - $ / rate	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NIS per $1
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate per dollar	3.519	3.11	3.215
Percentage increase (decrease) in USD exchange rate	13.20%	(3.30%)
Euro per $1
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate per dollar	0.938	0.884	0.815
Percentage increase (decrease) in USD exchange rate	6.10%	8.50%